Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information
Document Type	F-4
Entity Registrant Name	StoneBridge Acquisition Corp.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844981
Amendment Flag	false